JPMorgan Emerging Markets Debt Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 73.0%
Angola — 1.7%
Republic of Angola
9.50%, 11/12/2025 (a)	2,600	2,652
8.25%, 5/9/2028 (a)	4,942	4,658
8.00%, 11/26/2029 (a)	2,300	2,090
8.75%, 4/14/2032 (b)	510	455
8.75%, 4/14/2032 (a)	2,600	2,322
9.13%, 11/26/2049 (a)	3,887	3,242
		15,419
Argentina — 2.0%
Argentine Republic
0.75%, 7/9/2030 (c)	8,400	4,780
3.62%, 7/9/2035 (c)	12,722	5,593
4.25%, 1/9/2038 (c)	6,421	3,060
3.50%, 7/9/2041 (c)	8,643	3,531
3.62%, 7/9/2046 (c)	2,600	1,180
		18,144
Azerbaijan — 0.2%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	1,650	1,391
Bahamas — 0.2%
Commonwealth of the Bahamas 6.00%, 11/21/2028 (a)	2,400	2,144
Bahrain — 2.3%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	4,660	4,799
6.75%, 9/20/2029 (a)	6,581	6,666
5.45%, 9/16/2032 (a)	3,087	2,844
5.25%, 1/25/2033 (a)	2,800	2,506
7.50%, 2/12/2036 (b)	3,900	3,978
		20,793
Benin — 0.3%
Benin Government Bond
7.96%, 2/13/2038 (b)	1,020	957
7.96%, 2/13/2038 (a)	2,400	2,251
		3,208
Bermuda — 0.4%
Bermuda Government Bond
3.72%, 1/25/2027 (a)	2,002	1,900
2.38%, 8/20/2030 (b)	617	516
5.00%, 7/15/2032 (b)	1,232	1,184
		3,600
Brazil — 2.0%
Federative Republic of Brazil
4.50%, 5/30/2029	600	561
6.00%, 10/20/2033	4,600	4,446
8.25%, 1/20/2034	6,642	7,586

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Brazil—continued
4.75%, 1/14/2050	5,600	4,032
7.13%, 5/13/2054	2,250	2,197
		18,822
Chile — 0.7%
Republic of Chile
2.55%, 1/27/2032	4,600	3,834
3.10%, 1/22/2061	3,600	2,196
		6,030
Colombia — 2.2%
Republic of Colombia
3.00%, 1/30/2030	1,000	811
3.13%, 4/15/2031	2,300	1,800
10.38%, 1/28/2033	963	1,148
8.00%, 4/20/2033	4,500	4,633
7.50%, 2/2/2034	1,003	994
5.20%, 5/15/2049	1,282	896
4.13%, 5/15/2051	4,379	2,590
8.75%, 11/14/2053	5,698	5,957
3.88%, 2/15/2061	1,900	1,040
		19,869
Costa Rica — 1.6%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	1,600	1,601
5.63%, 4/30/2043 (a)	378	337
7.00%, 4/4/2044 (a)	2,000	2,032
7.16%, 3/12/2045 (a)	7,100	7,393
7.30%, 11/13/2054 (b)	3,087	3,231
		14,594
Dominican Republic — 3.7%
Dominican Republic Government Bond
5.95%, 1/25/2027 (a)	1,200	1,191
6.00%, 7/19/2028 (a)	9,906	9,832
5.50%, 2/22/2029 (a)	2,600	2,506
7.05%, 2/3/2031 (b)	1,100	1,130
4.88%, 9/23/2032 (a)	6,860	6,119
5.30%, 1/21/2041 (a)	4,800	4,064
6.85%, 1/27/2045 (a)	3,837	3,769
6.40%, 6/5/2049 (a)	655	611
5.88%, 1/30/2060 (a)	5,305	4,472
		33,694
Ecuador — 1.6%
Republic of Ecuador
6.00%, 7/31/2030 (a) (c)	1,090	730

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ecuador—continued
3.50%, 7/31/2035 (a) (c)	13,848	7,097
2.50%, 7/31/2040 (a) (c)	15,200	7,083
		14,910
Egypt — 3.2%
Arab Republic of Egypt
5.88%, 2/16/2031 (a)	13,094	10,541
7.05%, 1/15/2032 (a)	700	583
7.63%, 5/29/2032 (a)	6,100	5,217
8.50%, 1/31/2047 (a)	7,471	5,818
7.90%, 2/21/2048 (a)	3,650	2,720
8.88%, 5/29/2050 (a)	1,450	1,171
8.75%, 9/30/2051 (a)	2,800	2,248
7.50%, 2/16/2061 (a)	1,100	773
		29,071
El Salvador — 1.2%
Republic of El Salvador
6.38%, 1/18/2027 (a)	3,472	3,050
8.63%, 2/28/2029 (a)	4,500	3,919
0.25%, 4/17/2030 (b)	4,250	127
7.12%, 1/20/2050 (a)	3,571	2,261
9.50%, 7/15/2052 (a)	1,738	1,355
		10,712
Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	721	485
Gabon — 0.5%
Gabonese Republic 6.95%, 6/16/2025 (a)	4,700	4,430
Ghana — 1.0%
Republic of Ghana
6.38%, 2/11/2027 (a) (d)	1,700	866
7.63%, 5/16/2029 (a) (d)	3,692	1,883
8.13%, 3/26/2032 (a) (d)	4,200	2,158
8.63%, 4/7/2034 (a) (d)	2,600	1,338
7.88%, 2/11/2035 (a) (d)	3,200	1,647
8.95%, 3/26/2051 (a) (d)	2,609	1,335
		9,227
Guatemala — 1.5%
Republic of Guatemala
5.25%, 8/10/2029 (b)	1,020	974
4.90%, 6/1/2030 (b)	1,424	1,344
5.38%, 4/24/2032 (a)	3,400	3,200
7.05%, 10/4/2032 (b)	1,400	1,458
3.70%, 10/7/2033 (a)	3,936	3,183
6.13%, 6/1/2050 (a)	3,814	3,443
		13,602

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Hungary — 2.1%
Hungary Government Bond
5.25%, 6/16/2029 (a)	3,000	2,932
2.13%, 9/22/2031 (a)	6,600	5,186
5.50%, 6/16/2034 (a)	4,200	4,054
3.13%, 9/21/2051 (b)	2,194	1,364
6.75%, 9/25/2052 (b)	796	845
6.75%, 9/25/2052 (a)	3,400	3,611
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (b)	1,620	1,629
		19,621
Indonesia — 1.5%
Republic of Indonesia
4.75%, 2/11/2029	4,000	3,926
4.85%, 1/11/2033	891	865
8.50%, 10/12/2035 (a)	3,900	4,909
6.63%, 2/17/2037 (a)	3,595	3,992
		13,692
Iraq — 0.7%
Republic of Iraq 5.80%, 1/15/2028 (a)	6,600	6,261
Ivory Coast — 1.0%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	2,400	2,336
4.88%, 1/30/2032 (a)	EUR1,600	1,476
5.75%, 12/31/2032 (a) (c)	325	303
8.25%, 1/30/2037 (b)	4,999	4,860
		8,975
Jamaica — 0.1%
Jamaica Government Bond 7.88%, 7/28/2045	1,152	1,336
Jordan — 0.7%
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (a)	1,700	1,668
5.75%, 1/31/2027 (a)	600	580
5.85%, 7/7/2030 (a)	1,400	1,289
5.85%, 7/7/2030 (b)	1,000	920
7.38%, 10/10/2047 (a)	2,600	2,264
		6,721
Kazakhstan — 0.2%
Republic of Kazakhstan 6.50%, 7/21/2045 (b)	1,780	2,000
Kenya — 0.5%
Republic of Kenya
7.25%, 2/28/2028 (a)	535	502
9.75%, 2/16/2031 (b)	2,006	2,004
8.00%, 5/22/2032 (a)	1,146	1,044
6.30%, 1/23/2034 (a)	1,800	1,422
		4,972

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Lebanon — 0.2%
Lebanese Republic
6.38%, 3/9/2020 (d)	12,567	861
6.15%, 6/19/2020 (d)	720	49
6.65%, 11/3/2028 (a) (d)	7,496	514
		1,424
Mexico — 1.5%
United Mexican States
6.35%, 2/9/2035	7,867	7,942
6.40%, 5/7/2054	6,200	5,955
		13,897
Mongolia — 0.6%
State of Mongolia
5.13%, 4/7/2026 (a)	400	389
3.50%, 7/7/2027 (a)	4,300	3,878
8.65%, 1/19/2028 (a)	200	209
4.45%, 7/7/2031 (a)	800	676
		5,152
Montenegro — 0.5%
Republic of Montenegro 7.25%, 3/12/2031 (b)	4,427	4,453
Morocco — 0.7%
Kingdom of Morocco
5.95%, 3/8/2028 (b)	3,570	3,572
4.00%, 12/15/2050 (a)	4,600	3,107
		6,679
Namibia — 0.2%
Republic of Namibia 5.25%, 10/29/2025 (a)	2,300	2,266
Nigeria — 2.4%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	5,600	5,228
6.13%, 9/28/2028 (a)	3,000	2,664
8.38%, 3/24/2029 (b)	1,400	1,334
8.38%, 3/24/2029 (a)	2,100	2,000
7.14%, 2/23/2030 (a)	2,300	2,025
7.38%, 9/28/2033 (a)	3,720	3,098
7.70%, 2/23/2038 (a)	2,200	1,740
7.63%, 11/28/2047 (a)	4,919	3,684
		21,773
Oman — 2.5%
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (a)	14,800	14,543
6.75%, 1/17/2048 (a)	5,700	5,714
7.00%, 1/25/2051 (a)	2,700	2,807
		23,064

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Pakistan — 1.6%
Islamic Republic of Pakistan
8.25%, 9/30/2025 (a)	700	666
6.00%, 4/8/2026 (a)	1,400	1,266
6.88%, 12/5/2027 (a)	1,900	1,663
7.38%, 4/8/2031 (a)	13,255	10,848
		14,443
Panama — 1.8%
Republic of Panama
3.16%, 1/23/2030	2,400	2,003
2.25%, 9/29/2032	2,800	1,998
6.40%, 2/14/2035	6,300	5,913
7.88%, 3/1/2057	2,599	2,670
3.87%, 7/23/2060	4,800	2,699
4.50%, 1/19/2063	2,600	1,637
		16,920
Paraguay — 1.9%
Republic of Paraguay
7.90%, 2/9/2031 (b)	PYG19,214,000	2,638
3.85%, 6/28/2033 (a)	400	345
5.85%, 8/21/2033 (b)	3,490	3,435
6.00%, 2/9/2036 (b)	640	636
5.60%, 3/13/2048 (a)	500	441
5.40%, 3/30/2050 (a)	11,711	10,025
		17,520
Peru — 0.6%
Republic of Peru
2.39%, 1/23/2026	800	759
3.00%, 1/15/2034	4,005	3,210
5.63%, 11/18/2050	1,738	1,672
		5,641
Philippines — 2.1%
Republic of Philippines
4.63%, 7/17/2028	12,500	12,242
3.56%, 9/29/2032	2,200	1,938
5.95%, 10/13/2047	4,700	4,891
5.50%, 1/17/2048	648	639
		19,710
Poland — 1.0%
Republic of Poland
5.75%, 11/16/2032	1,527	1,574
4.88%, 10/4/2033	2,733	2,635
5.50%, 4/4/2053	1,290	1,245
5.50%, 3/18/2054	4,172	4,000
		9,454

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Qatar — 0.9%
State of Qatar
4.82%, 3/14/2049 (a)	1,142	1,041
4.40%, 4/16/2050 (a)	8,700	7,417
		8,458
Romania — 2.4%
Romania Government Bond
3.00%, 2/27/2027 (a)	4,830	4,474
6.63%, 2/17/2028 (b)	2,200	2,246
3.00%, 2/14/2031 (a)	3,500	2,903
3.63%, 3/27/2032 (a)	4,500	3,786
7.13%, 1/17/2033 (b)	500	524
6.38%, 1/30/2034 (b)	2,044	2,038
2.63%, 12/2/2040 (b)	EUR2,076	1,494
7.63%, 1/17/2053 (b)	794	861
7.63%, 1/17/2053 (a)	3,800	4,122
		22,448
Saudi Arabia — 4.2%
Kingdom of Saudi Arabia
4.75%, 1/16/2030 (b)	10,100	9,823
4.50%, 4/17/2030 (a)	2,700	2,600
5.50%, 10/25/2032 (a)	4,900	4,979
2.25%, 2/2/2033 (b)	1,777	1,408
5.00%, 1/16/2034 (b)	2,800	2,723
4.63%, 10/4/2047 (a)	4,000	3,390
3.25%, 11/17/2051 (a)	13,400	8,733
5.00%, 1/18/2053 (b)	800	697
5.75%, 1/16/2054 (b)	3,000	2,895
3.45%, 2/2/2061 (b)	2,365	1,517
		38,765
Senegal — 0.5%
Republic of Senegal
6.25%, 5/23/2033 (a)	4,106	3,474
6.75%, 3/13/2048 (a)	1,253	913
		4,387
Serbia — 0.6%
Republic of Serbia
6.50%, 9/26/2033 (b)	1,510	1,510
6.50%, 9/26/2033 (a)	4,400	4,400
		5,910
South Africa — 2.0%
Republic of South Africa
4.30%, 10/12/2028	8,185	7,325
4.85%, 9/30/2029	2,400	2,146
5.88%, 4/20/2032	1,200	1,078
5.38%, 7/24/2044	900	647

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
South Africa—continued
5.00%, 10/12/2046	528	355
5.75%, 9/30/2049	4,403	3,164
7.30%, 4/20/2052	4,697	4,028
		18,743
Sri Lanka — 1.5%
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024 (a) (d)	4,000	2,301
6.20%, 5/11/2027 (a) (d)	4,261	2,477
6.75%, 4/18/2028 (a) (d)	6,788	3,969
7.85%, 3/14/2029 (a) (d)	3,175	1,849
7.55%, 3/28/2030 (a) (d)	5,100	2,947
		13,543
Suriname — 0.3%
Suriname Government International Bond
7.95%, 7/15/2033 (a) (e)	2,200	2,012
9.00%, 12/31/2050 (a) (f)	1,600	1,209
		3,221
Trinidad And Tobago — 0.5%
Republic of Trinidad and Tobago
4.50%, 6/26/2030 (a)	3,200	2,954
5.95%, 1/14/2031 (b)	1,940	1,922
		4,876
Tunisia — 0.1%
Tunisian Republic 6.38%, 7/15/2026 (a)	EUR719	659
Turkey — 5.0%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (b)	2,400	2,356
10.50%, 12/6/2028 (b)	1,664	1,785
Republic of Turkey
9.88%, 1/15/2028	7,520	8,253
5.13%, 2/17/2028	2,900	2,737
HB, 31.08%, 11/8/2028	TRY178,683	5,725
5.25%, 3/13/2030	1,300	1,182
9.13%, 7/13/2030	5,600	6,072
HB, 26.20%, 10/5/2033	TRY100,692	3,145
7.63%, 5/15/2034	3,824	3,833
4.88%, 4/16/2043	8,400	5,897
Turkiye Ihracat Kredi Bankasi A/S 9.00%, 1/28/2027 (b)	4,492	4,685
		45,670
Ukraine — 0.9%
Ukraine Government Bond
7.75%, 9/1/2026 (a)	1,200	363
7.75%, 9/1/2028 (a)	1,600	469
6.88%, 5/21/2031 (a)	1,100	296

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ukraine—continued
7.38%, 9/25/2034 (a)	11,562	3,122
7.25%, 3/15/2035 (a)	16,647	4,478
		8,728
United Arab Emirates — 0.7%
United Arab Emirates Government Bond
4.05%, 7/7/2032 (b)	2,274	2,142
3.63%, 3/10/2033 (a)	2,000	1,662
3.90%, 9/9/2050 (a)	1,600	1,161
4.95%, 7/7/2052 (b)	1,726	1,593
		6,558
Uruguay — 1.7%
Oriental Republic of Uruguay
8.50%, 3/15/2028 (a)	UYU30,702	774
8.25%, 5/21/2031	UYU59,846	1,467
9.75%, 7/20/2033	UYU123,641	3,284
7.63%, 3/21/2036	8,484	10,053
		15,578
Venezuela, Bolivarian Republic of — 0.3%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (a) (d)	1,900	354
8.25%, 10/13/2024 (a) (d)	2,590	414
7.65%, 4/21/2025 (a) (d)	3,213	511
9.25%, 5/7/2028 (a) (d)	5,055	860
11.95%, 8/5/2031 (a) (d)	1,598	297
9.38%, 1/13/2034 (d)	1,312	243
Venezuela Government Bond 11.75%, 10/21/2026 (a) (d)	2,400	456
		3,135
Zambia — 0.6%
Republic of Zambia
5.38%, 9/20/2022 (b)	1,606	1,096
8.50%, 4/14/2024 (b)	700	535
8.97%, 7/30/2027 (b)	5,677	4,327
		5,958
Total Foreign Government Securities (Cost $684,922)		672,756
Corporate Bonds — 22.2%
Azerbaijan — 0.4%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	900	905
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (a)	2,572	2,624
		3,529
Bahrain — 0.6%
Bapco Energies BSC Closed 8.38%, 11/7/2028 (a)	5,600	5,957
Brazil — 1.3%
Braskem Netherlands Finance BV 4.50%, 1/31/2030 (a)	2,200	1,842

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Brazil — continued
Guara Norte SARL 5.20%, 6/15/2034 (b)	2,939	2,672
MV24 Capital BV 6.75%, 6/1/2034 (a)	2,016	1,886
Raizen Fuels Finance SA 6.45%, 3/5/2034 (b)	1,986	2,010
Yinson Boronia Production BV 8.95%, 7/31/2042 (b)	3,303	3,333
		11,743
Chile — 2.3%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	2,872	2,137
Banco del Estado de Chile (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (b) (g) (h) (i)	6,795	6,990
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	800	701
5.13%, 2/2/2033 (b)	443	416
5.13%, 2/2/2033 (a)	1,400	1,316
6.44%, 1/26/2036 (b)	1,727	1,757
6.15%, 10/24/2036 (a)	1,200	1,198
4.50%, 8/1/2047 (a)	1,111	868
6.30%, 9/8/2053 (b)	2,261	2,211
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050 (b)	1,271	756
3.83%, 9/14/2061 (b)	820	532
Empresa de Transporte de Pasajeros Metro SA 5.00%, 1/25/2047 (a)	770	654
Empresa Nacional del Petroleo
3.45%, 9/16/2031 (b)	1,220	1,033
4.50%, 9/14/2047 (a)	700	517
GNL Quintero SA 4.63%, 7/31/2029 (a)	397	387
		21,473
Colombia — 1.0%
AI Candelaria Spain SA
7.50%, 12/15/2028 (a)	705	686
5.75%, 6/15/2033 (b)	3,640	2,876
Ecopetrol SA
5.38%, 6/26/2026	800	782
8.63%, 1/19/2029	2,500	2,603
8.38%, 1/19/2036	2,282	2,221
		9,168
Costa Rica — 0.3%
Instituto Costarricense de Electricidad
6.75%, 10/7/2031 (b)	1,780	1,757
6.38%, 5/15/2043 (a)	802	703
		2,460
India — 1.0%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	2,732	2,570
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	2,408	2,171

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
India — continued
HDFC Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 3.70%, 8/25/2026 (a) (g) (h) (i) (j)	2,400	2,223
Network i2i Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%, 1/15/2025 (a) (g) (h) (i)	2,200	2,181
		9,145
Indonesia — 0.8%
Pertamina Persero PT
3.10%, 1/21/2030 (a)	1,200	1,060
6.50%, 5/27/2041 (a)	2,086	2,193
4.70%, 7/30/2049 (a)	800	662
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88%, 7/17/2029 (a)	900	829
5.25%, 5/15/2047 (a)	1,100	961
4.00%, 6/30/2050 (b)	2,170	1,555
		7,260
Kazakhstan — 1.1%
KazMunayGas National Co. JSC 5.38%, 4/24/2030 (a)	10,200	9,870
Malaysia — 0.5%
Petronas Capital Ltd. 3.50%, 3/18/2025 (a)	4,200	4,130
Mexico — 6.6%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (a) (g) (h) (i) (j)	2,400	2,351
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025 (a)	400	393
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (b) (i)	2,920	2,592
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (i) (j)	2,400	2,214
Braskem Idesa SAPI 6.99%, 2/20/2032 (b)	2,965	2,197
Cometa Energia SA de CV 6.38%, 4/24/2035 (a)	2,458	2,452
Comision Federal de Electricidad
3.35%, 2/9/2031 (a)	1,000	825
3.35%, 2/9/2031 (b)	3,719	3,068
4.68%, 2/9/2051 (b)	3,882	2,720
Mexico City Airport Trust
3.88%, 4/30/2028 (a)	1,200	1,125
5.50%, 10/31/2046 (a)	2,100	1,780
Petroleos Mexicanos
6.88%, 10/16/2025	2,100	2,080
4.50%, 1/23/2026	3,200	3,028
6.88%, 8/4/2026	7,169	6,992
6.50%, 3/13/2027	6,019	5,678
5.35%, 2/12/2028	3,800	3,352
6.70%, 2/16/2032	5,400	4,535
6.35%, 2/12/2048	3,300	2,128
7.69%, 1/23/2050	11,689	8,485
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040 (a)	2,885	2,639
		60,634

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Morocco — 0.3%
OCP SA 7.50%, 5/2/2054 (b)	2,526	2,518
Oman — 0.3%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (b)	3,040	3,072
Panama — 0.5%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/2041 (b)	800	595
5.13%, 8/11/2061 (b)	2,396	1,738
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (a)	2,900	2,090
		4,423
Paraguay — 0.6%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (b)	7,885	5,884
Peru — 1.2%
Corp. Financiera de Desarrollo SA
4.75%, 7/15/2025 (a)	2,040	2,008
2.40%, 9/28/2027 (a)	2,300	2,060
Fondo MIVIVIENDA SA 4.63%, 4/12/2027 (b)	3,040	2,952
Peru LNG Srl 5.38%, 3/22/2030 (a)	2,200	1,859
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	3,624	2,156
		11,035
Poland — 0.6%
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028 (b)	2,500	2,562
5.38%, 5/22/2033 (b)	2,670	2,610
		5,172
Russia — 0.0% ^
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 ‡ (a) (d)	3,090	—
Saudi Arabia — 0.3%
Gaci First Investment Co. 5.25%, 10/13/2032 (a)	400	397
Greensaif Pipelines Bidco SARL 6.51%, 2/23/2042 (b)	2,700	2,772
		3,169
South Africa — 0.3%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028 (a)	3,300	3,160
Trinidad And Tobago — 0.1%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029 (a)	500	520
Trinidad Generation UnLtd 5.25%, 11/4/2027 (a)	800	778
		1,298
Turkey — 0.7%
TC Ziraat Bankasi A/S (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.33%), 8.99%, 8/2/2034 (b) (i) (j)	4,220	4,282
Turkiye Varlik Fonu Yonetimi A/S 8.25%, 2/14/2029 (a)	2,400	2,435
		6,717
Ukraine — 0.1%
NPC Ukrenergo 6.88%, 11/9/2028 (b)	3,244	1,184

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Arab Emirates — 0.8%
DP World Ltd.
6.85%, 7/2/2037 (a)	2,000	2,149
5.63%, 9/25/2048 (a)	2,908	2,727
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (b)	1,865	1,667
2.88%, 11/7/2029 (a)	400	358
2.50%, 6/3/2031 (a)	800	678
		7,579
Uzbekistan — 0.2%
Uzbekneftegaz JSC 4.75%, 11/16/2028 (a)	2,000	1,677
Venezuela, Bolivarian Republic of — 0.3%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (a) (d)	1,725	1,315
9.00%, 11/17/2021 (a) (d)	1,510	188
6.00%, 11/15/2026 (a) (d)	1,500	180
5.38%, 4/12/2027 (a) (d)	5,758	677
9.75%, 5/17/2035 (a) (d)	2,500	341
		2,701
Total Corporate Bonds (Cost $221,856)		204,958
U.S. Treasury Obligations — 0.3%
United States — 0.3%
U.S. Treasury Notes , 0.38%, 7/15/2024 (k) (Cost $2,338)	2,352	2,338
Supranational — 0.2%
Banque Ouest Africaine de Developpement 2.75%, 1/22/2033 (b)(Cost $2,889)	2,661	2,259
Short-Term Investments — 3.5%
Foreign Government Treasury Bills — 0.1%
Arab Republic of Egypt, 27.04%, 12/24/2024 (l)(Cost $1,196)	EGP64,900	1,201
	SHARES (000)
Investment Companies — 3.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (m) (n)(Cost $30,789)	30,783	30,789
Total Short-Term Investments (Cost $31,985)		31,990
Total Investments — 99.2% (Cost $943,990)		914,301
Other Assets Less Liabilities — 0.8%		7,753
NET ASSETS — 100.0%		922,054

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Abbreviations
CJSC	Closed Joint Stock Company
EGP	Egyptian Pound
GMTN	Global Medium Term Note
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

JSC	Joint Stock Company
PT	Limited liability company
PYG	Paraguay Guarani
TRY	Turkish Lira
UYU	Uruguayan Peso

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(d)	Defaulted security.
(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(j)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $11,070 or 1.20% of the Fund’s net assets as of May 31, 2024.

(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	The rate shown is the effective yield as of May 31, 2024.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2024.
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	191	09/19/2024	USD	23,451	(213)
U.S. Treasury 2 Year Note	562	09/30/2024	USD	114,542	92
					(121)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(257)	09/19/2024	USD	(28,860)	3
					(118)

Abbreviations
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TRY	88,411	USD	2,294	Barclays Bank plc	9/25/2024	172
TRY	87,884	USD	2,238	Goldman Sachs International	9/25/2024	213
Total unrealized appreciation						385
USD	5,965	EUR	5,520	Citibank, NA	6/24/2024	(31)
Total unrealized depreciation						(31)
Net unrealized appreciation						354

Abbreviations
EUR	Euro
TRY	Turkish Lira
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Azerbaijan	$—	$3,529	$—	$3,529
Bahrain	—	5,957	—	5,957
Brazil	—	11,743	—	11,743
Chile	—	21,473	—	21,473
Colombia	—	9,168	—	9,168
Costa Rica	—	2,460	—	2,460
India	—	9,145	—	9,145
Indonesia	—	7,260	—	7,260
Kazakhstan	—	9,870	—	9,870
Malaysia	—	4,130	—	4,130
Mexico	—	60,634	—	60,634
Morocco	—	2,518	—	2,518
Oman	—	3,072	—	3,072
Panama	—	4,423	—	4,423
Paraguay	—	5,884	—	5,884
Peru	—	11,035	—	11,035
Poland	—	5,172	—	5,172
Russia	—	—	—(a )	—(a )
Saudi Arabia	—	3,169	—	3,169
South Africa	—	3,160	—	3,160
Trinidad And Tobago	—	1,298	—	1,298
Turkey	—	6,717	—	6,717
Ukraine	—	1,184	—	1,184
United Arab Emirates	—	7,579	—	7,579
Uzbekistan	—	1,677	—	1,677
Venezuela, Bolivarian Republic of	—	2,701	—	2,701
Total Corporate Bonds	—	204,958	— (a)	204,958
Foreign Government Securities	—	672,756	—	672,756
Supranational	—	2,259	—	2,259
U.S. Treasury Obligations	—	2,338	—	2,338
Short-Term Investments
Foreign Government Treasury Bills	—	1,201	—	1,201
Investment Companies	30,789	—	—	30,789
Total Short-Term Investments	30,789	1,201	—	31,990
Total Investments in Securities	$30,789	$883,512	$— (a)	$914,301
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$385	$—	$385
Futures Contracts	95	—	—	95
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(31)	—	(31)

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts	$(213)	$—	$—	$(213)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(118)	$354	$—	$236

(a)	Amount rounds to less than one thousand.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (a) (b)	$95,568	$182,729	$247,501	$(6)	$(1)	$30,789	30,783	$256	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.